Public Offering	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Public Offering [Abstract]
Public Offering

NOTE 3. PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 6,563,767 Units, which includes the partial exercise by the underwriters of their over-allotment option in the amount of 563,767 Units, at a purchase price of $10.00 per Unit, generating gross proceeds of $65,637,760. Each Unit consists of one share of common stock and one warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one-half of one share of common stock at an exercise price of $11.50 per share (see Note 7).

NOTE 3. PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 6,563,767 Units, which includes the partial exercise by the underwriters of their over-allotment option in the amount of 563,767 Units, at a purchase price of $10.00 per Unit, generating gross proceeds of $65,637,760. Each Unit consists of one share of common stock and one warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one-half of one share of common stock at an exercise price of $11.50 per share (see Note 7).